UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Ave., Suite 2400

New York, NY 10151

 (Address of principal executive offices)

(Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

		Schedule of Investments
		September 30, 2009 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Commercial Banks
274,400	Preferred Bank *	$ 2,170,178	$ 894,544	1.37%

Concrete, Gypsum & Plaster Products
2,600	Continental Materials Corp. *	21,962	28,080	0.04%

Conglomerate
142,049	Regency Affiliates, Inc. *	750,235	539,786
6,867	Wesco Financial Corp.	2,034,457	2,235,209
246,112	WHX Corp. *	4,092,801	472,535
		6,877,493	3,247,530	4.96%

Electronics
192,500	Nu Horizons Electronics Corp. *	227,756	762,300	1.17%

Fabricated Metal Products
7,500	Keystone Consol Industries, Inc. *	66,584	28,500
216,400	Hardinge, Inc.	1,009,587	1,341,680
		1,076,171	1,370,180	2.09%

Financial Services
420,500	Asta Funding, Inc.	1,308,523	3,178,980
330,845	BKF Capital Group, Inc. *	1,200,242	334,153
512,840	Cadus Corp. *	828,076	789,774
16,500	Capital Southwest Corp. *	1,332,891	1,266,375
271,570	Cosine Communications, Inc. *	668,134	524,130
117,200	Kent Financial Services, Inc. *	265,452	234,400
246,300	MVC Capital, Inc.	2,811,695	2,162,514
170,650	Novt Corp. *	400,596	273,040
228,656	Zapata Corp. *	1,483,416	1,591,446
		10,299,025	10,354,812	15.83%

Furniture & Fixtures
157,610	Flexsteel Industries, Inc.	1,235,794	1,323,924	2.02%

Industrial Instruments For Measurement, Display, and Control
50,200	Electronic Sesors, Inc.	199,619	141,564	0.22%

Insurance
1,094,025	First Acceptance Corp. *	3,306,318	2,953,868
206,700	Hallmark Financial Services, Inc. *	1,346,806	1,663,935
24,400	Independence Holdings Co.	116,279	143,472
79,300	Montpelier Re Holdings Ltd.	1,016,554	1,294,176
25,400	Old Republic International Corp.	199,354	309,372
		5,985,311	6,364,823	9.73%

Machinery, Equipment & Supplies
1,713	Lawson Products, Inc.	17,113	29,823	0.05%

Mailboxes & Lockers
77,200	American Locker Group, Inc. *	459,549	46,320	0.07%

Mobile Homes
56,200	Nobility Homes, Inc. *	436,278	505,800	0.77%

Oil & Gas
21,294	Unit Corp. *	409,170	878,378	1.34%

Optical Instruments & Lenses
47,516	Meade Instruments Corp. *	808,223	174,384
102,400	Perceptron, Inc. *	311,513	446,464
		1,119,736	620,848	0.95%

Security Services
1,627,683	Sielox, Inc. *	554,777	43,947	0.07%

Semiconductors & Related Devices
9,500	White Electronics Designs Corp.	38,285	43,890	0.07%

Textile Mill Products
84,455	International Textil Group, Inc.	102,858	5,067
55,600	Lydall, Inc. *	121,701	292,456
		224,559	297,523	0.45%

Trucking
156,500	Pam Transportation Services, Inc. *	740,730	1,261,390	1.93%

Total for Common Stock		$ 32,093,506	$ 28,215,676	43.12%

Preferred Stock
71,470	Aristotle Corp. Pfd. - I	554,095	484,567

Total for Preferred Stock		$ 554,095	$ 484,567	0.74%

Closed-End & Exchange Traded Funds
16,700	Central Europe & Russia Fund, Inc. *	215,221	542,416
14,500	First Trust ISE-Revere Natural Gas *	144,125	241,570
79,860	Japan Smaller Capitalization Fund, Inc. *	505,490	631,693
39,559	Petroleum & Resources Corp.	698,970	920,142
20,047	The Korea Fund, Inc. *	360,892	690,218
53,000	The Singapore Fund, Inc. *	352,160	656,670
56,400	Turkish Investment Fund, Inc. *	263,138	688,080
14,000	UltraShort 20+ Year Treasury ProShares *	504,806	616,140
27,200	UltraShort Russell2000 Growth Proshares *	1,264,669	610,912
25,400	UltraShort Technology Proshares *	1,182,686	719,074
		5,492,157	6,316,915

Total for Closed-End Mutual Fund		$ 5,492,157	$ 6,316,915	9.65%

Real Estate Investment Trust
533	USA Real Estate Investors Trust *	249,424	109,265

Total for Real Estate Investment Trust		$ 249,424	$ 109,265	0.17%

SHORT TERM INVESTMENTS
Money Market Fund
30,687,115	First American Government Obligation Fund Cl Z 0.10% **	30,687,115	30,687,115

Total for Short Term Investments		$ 30,687,115	$ 30,687,115	46.90%

	Total Investments	$ 69,076,297	$ 65,813,538	100.59%

	Liabilities in Excess of Other Assets		(384,364)	-0.59%

	Net Assets		$ 65,429,174	100.00%

* Non-Income producing securities.
** Dividend Yield

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $69,076,873 amounted to $3,262,759, which consisted of aggregate gross unrealized appreciation of $7,932,687 and aggregate gross unrealized depreciation of $11,195,446.

2. SECURITY VALUATION

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$28,215,676	$0	$0	$28,215,676
Exchange Traded Funds		$6,316,915	$0	$0	$6,316,915
Real Estate Investment Trusts		$109,265	$0	$0	$109,265
Preferred Stocks		$484,567	$0	$0	$484,567
Cash Equivalents		$30,687,115	$0	$0	$30,687,115
Total		$65,813,538	$0	$0	$65,813,538

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date November 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date November 18, 2009

* Print the name and title of each signing officer under his or her signature.